5. EQUITY TRANSACTIONS (Details - Warrants exercisable) - Warrants [Member] - $ / shares	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2018	Mar. 31, 2017	Mar. 31, 2016
Warrants outstanding	5,922,571	5,459,425	2,604,096	2,164,094
Weighted Average Exercise Price, outstanding	$ 1.80	$ 1.77	$ 3.64	$ 6.68
Warrants exercisable	5,922,571
$2.10 or Below [Member]
Warrants outstanding	3,863,722
Weighted Average Remaining Life (Years)	4 years 1 month 17 days
Weighted Average Exercise Price, outstanding	$ 1.21
Warrants exercisable	3,863,722
Weighted Average Exercise Price, exercisable	$ 1.21
3.95 - $4.94 [Member]
Warrants outstanding	1,377,087
Weighted Average Remaining Life (Years)	3 years 7 months 2 days
Weighted Average Exercise Price, outstanding	$ 4.06
Warrants exercisable	1,377,087
Weighted Average Exercise Price, exercisable	$ 4.06
$5.20 - $12.05 [Member]
Warrants outstanding	681,762
Weighted Average Remaining Life (Years)	2 years 26 days
Weighted Average Exercise Price, outstanding	$ 6.57
Warrants exercisable	681,762
Weighted Average Exercise Price, exercisable	$ 6.57